Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Table Of Minimum Future Payments Of Leases Under IFRS16 Lease Contracts As Lessee Explanatory [Table Text Block]

	Leases in U.S. dollars	Leases in local currency	Total December 31, 2021	Total December 31, 2020
Up to 1 year	204,461	22,946	227,407	270,401
From 1 to 5 years	1,720,507	309,741	2,030,248	2,950,611
More than 5 years	648,396	15,742	664,138	1,232,865

TOTAL			2,921,793	4,453,877